Deferred Tax Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Tax Asset Net [Abstract]
Schedule of deferred tax assets
	September 30,	December 31,
	2021	2020
Deferred tax assets, non-current
Deficit carried-forward	$-	$20,600
Allowance	459,846	434,248
Deferred tax assets	459,846	454,848
Less: valuation allowance	-	-
Deferred tax assets, non-current	$459,846	$454,848

	December 31,	December 31,
Deferred tax assets, non-current	2020	2019
Deficit carried-forward	$20,600	$19,348
Allowance	434,248	-
Deferred tax assets	454,848	19,348
Less: valuation allowance	-	-
Deferred tax assets, non-current	$454,848	$19,348